Related parties - Transactions with Board of Directors (Details) ₽ in Thousands	12 Months Ended
	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)	May 08, 2019 director
Related parties
Number of Directors on the Board | director			9
Number of number of independent Directors on the Board | director			3
Directors
Directors remuneration
Cash compensation	₽ 30,099	₽ 17,281
Equity awards, including social taxes	23,597	15,025
Pension contributions	6,238	2,930
Other social contributions	400	195
Total remuneration	₽ 60,334	₽ 35,431